Details of treasury / other financial risks (Tables)	12 Months Ended
Dec. 31, 2018
Details of treasury / other financial risks [Abstract]
Details of treasury / other financial risks (Tables), Contractual cash obligation [Text Block]

Philips Group

Contractual cash obligation [1] [2]

in millions of EUR

2018

		payments due by period
	total	less than 1 year	1-3 years	3-5 years	after 5 years
Long-term debt [3]	4,358	1,136	194	501	2,527
Finance lease obligations	357	100	152	53	52
Short-term debt	164	164
Operating leases obligations	756	176	227	148	204
Derivative liabilities	296	179	2	114
Interest on debt	1,632	108	207	200	1,117
Purchase obligations [4]	666	233	352	52	30
Trade and other payables	2,303	2,303
Contractual cash obligations	10,532	4,399	1,134	1,069	3,929
[3] Long-term debt includes short-term portion of long-term debt and excludes finance lease obligations
[4] Purchase obligations are agreements to purchase goods or services that are enforceable and legally binding for the Group. They specify all significant terms, including fixed or minimum quantities to be purchased, fixed, minimum or variable price provisions and the approximate timing of the transaction. They do not include open purchase orders or other commitments which do not specify all significant terms.
[2] This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement
[1] Amounts in this table are undiscounted

Details of treasury / other financial risks (Tables), Operating lease - minimum payments under sale-and-leaseback arrangements [Text Block]	Philips Group Operating lease - minimum payments under sale-and-leaseback arrangements in millions of EUR 2018

2019	29
2020	26
2021	23
2022	21
2023	20
Thereafter	106

Details of treasury / other financial risks (Tables), Estimated transaction exposure and related hedges [Text Block]

Philips Group

Estimated transaction exposure and related hedges

in millions of EUR

2018

	Sales/Receivables		Purchases/Payable
	exposure	hedges	exposure	hedges
Balance as of December 31, 2018
Exposure currency

USD	1,672	(1,178)	(659)	571
JPY	683	(361)	(9)	9
CAD	263	(137)	-	-
GBP	222	(102)	(14)	6
CNY	276	(220)	(120)	113
AUD	199	(109)
CHF	107	(56)
PLN	113	(63)
SEK	46	(23)	(1)	1
CZK	38	(19)
RUB	97	(87)	(1)	1
Others	215	(207)	(156)	109
Total 2018	3,930	(2,562)	(960)	809
Total 2017	3,395	(2,189)	(867)	760

Details of treasury / other financial risks (Tables), Credit risk with number of counterparties [Text Block]

Philips Group

Credit risk with number of counterparties

for deposits above EUR 10 million

2018

	10-100 million	100-500 million	500 million and above
AA- rated bank counterparties	1	1	1
A+ rated bank counterparties	2	2
A rated bank counterparties		2
A- rated bank counterparties		1
	3	6	1